INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED DECEMBER 23, 2019 TO THE:

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

DATED SEPTEMBER 5, 2019, OF:

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)

and

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 20, 2019, OF:

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

and

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED

DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

(BSJR, BSCT, BSCK, BSCL, BSCM, BSCN, BSCO, BSCP, BSCQ, BSCR, BSCS, BSJK, BSJL, BSJM,

BSJN, BSJO, BSJP, BSJQ, BSAE, BSBE, BSCE and BSDE are each, a “Fund”

and collectively, the “Funds”)

Effective as of the open of markets on December 31, 2019 (the “Effective Date”), the listing exchange for shares of the Funds will change from NYSE Arca, Inc. to The Nasdaq Stock Market LLC. Therefore, on the Effective Date, all references in each Fund’s prospectus and statement of additional information to the Funds’ shares being listed for trading on NYSE Arca, Inc. are replaced with references to The Nasdaq Stock Market LLC.

Shareholders should call the Funds’ distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.

Please Retain This Supplement For Future Reference.

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